Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
+ Net profit (loss)	€ (28,894)	€ (23,719)	€ 67,259
Actuarial gains and losses net of tax	(51)	258	216
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(785)	0	0
that will never be reclassified to profit or loss	(836)	258	216
Exchange differences on translation of foreign operations	2,340	(1,366)	113
that are or may be reclassified to profit or loss	2,340	(1,366)	113
Total comprehensive income (loss)	€ (27,390)	€ (24,827)	€ 67,589